Cover Page	Sep. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 12, 2026
Entity Registrant Name	THRYV HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35895
Entity Tax Identification Number	13-2740040
Entity Address, Address Line Two	Suite 220
Entity Address, Address Line One	1301 Municipal Way
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	972
Local Phone Number	453-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THRY
Entity Emerging Growth Company	false
Entity Central Index Key	0001556739
Amendment Flag	false
Security Exchange Name	NASDAQ